9. GOODWILL (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Goodwill
Impairment of goodwill	$ 0	$ 110,545	$ 0	$ 983,645